UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     May 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $83,379 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     5156   134584 SH       SOLE                        0        0   134584
ISHARES TR                     BARCLYS TIPS BD  464287176    16959   155355 SH       SOLE                        0        0   155355
ISHARES TR                     BARCLYS 1-3 YR   464287457     1393    16630 SH       SOLE                        0        0    16630
ISHARES TR                     MSCI EAFE INDEX  464287465      512     8528 SH       SOLE                        0        0     8528
ISHARES TR                     BARCLYS 1-3YR CR 464288646    17021   162973 SH       SOLE                        0        0   162973
ISHARES TR                     BARCLYS 3-7 YR   464288661     6429    56305 SH       SOLE                        0        0    56305
ISHARES TR                     RSSL MCRCP IDX   464288869     1260    23699 SH       SOLE                        0        0    23699
LSI CORPORATION                COM              502161102      502    73801 SH       SOLE                        0        0    73801
PIMCO ETF TR                   1-3YR USTREIDX   72201R106     8165   161092 SH       SOLE                        0        0   161092
PROCTER & GAMBLE CO            COM              742718109      325     5269 SH       SOLE                        0        0     5269
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201     7957   251655 SH       SOLE                        0        0   251655
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     6012    74994 SH       SOLE                        0        0    74994
VANGUARD INDEX FDS             REIT ETF         922908553     2812    48101 SH       SOLE                        0        0    48101
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3269    53796 SH       SOLE                        0        0    53796
VANGUARD INDEX FDS             STK MRK ETF      922908769      531     7732 SH       SOLE                        0        0     7732
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      255     5113 SH       SOLE                        0        0     5113
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     2602    53159 SH       SOLE                        0        0    53159
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858     2219    59466 SH       SOLE                        0        0    59466